CASH AND CASH EQUIVALENTS AND RESTRICTED CASH - Cash flow (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	$ 1,476,039	¥ 9,631,152		¥ 7,778,853
Bank overdrafts		(899,955)
Balances per consolidated statement of cash flows	$ 1,338,118	¥ 8,731,197	$ 1,192,161	¥ 7,778,853	¥ 19,135,843	¥ 27,868,110